Long-term Debt (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Capitalization, Long-term Debt [Line Items]
Share price	$ 17.13	$ 8.05
Risk-free interest rate	1.17%	1.27%
Dividend yield	0.00%	0.00%
Expected volatility	56.50%	50.00%
Expected term	3 years 3 months	4 years 3 months